Future Minimum Lease Payments Under Non-cancelable Operating Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 9,958
2015	8,739
2016	8,612
2017	7,547
2018 and thereafter	$ 14,700